ORGANIZATION & BUSINESS (Details) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 18, 2026	Feb. 05, 2026	Oct. 31, 2025	Feb. 23, 2021
GENERAL
Par value of common stock (in $ per share)		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Net loss		$ 3,257,000	$ 19,369,000	$ 2,400,000	$ 2,134,000	$ 22,626,000	$ 4,534,000	$ 10,509,000	$ 10,330,000
Cash and cash equivalents		$ 3,689,000				3,689,000		374,000	7,141,000
Net cash used in operating activities						$ 3,393,000	$ 6,121,000	$ 7,736,000	$ 8,096,000
Subsequent events
GENERAL
Proceeds from private placement	$ 4,629,200
Senior Secured Notes
GENERAL
Par value of common stock (in $ per share)												$ 137.5
Aggregate principal												$ 1,100,000
Senior Secured Notes | Subsequent events
GENERAL
Aggregate principal										$ 3,750,000
Securities Exchange Agreement, Smartkem Limited
GENERAL
Purchase price (in dollars per share)													$ 1.4
Par value of common stock (in $ per share)													$ 0.0001